Subsidiaries_Changes In Subsidiaries(Details)	12 Months Ended
Dec. 31, 2020
Prudential Life Insurance Company of Korea Ltd.
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds more than a majority of the ownership interests
KB Hwaseong 1st L.L.C. and 82 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power in the event of default and is exposed to significant variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt
KB Global Infrastructure Synergy Private Special Asset Fund and 21 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power to determine the operation of the funds and is exposed to variable returns by holding significant amount of ownership interests
KB Smart Scale Up Fund and 2 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power as a general partner and is exposed to variable returns by holding significant amount of ownership interests
KBH the 3rd L.L.C and 60 others
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Termination of the commitments
Sechste Casalog KG
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Liquidation
KB Contents Panda iMBC Contents Venture Fund
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Disposal
Hyundai Smart Index Alpha Securities Feeder Investment Trust No.1
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Decrease in ownership interests to less than majority